Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000084903
Shareholder Report [Line Items]
Fund Name	Biondo Focus Fund
Class Name	Investor Class
Trading Symbol	BFONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Biondo Focus Fund for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://thebiondogroup.com/biondo-fund/. You can also request this information by contacting us at 1-800-672-9152.
Additional Information Phone Number	1-800-672-9152
Additional Information Website	https://thebiondogroup.com/biondo-fund/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$159	1.50%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Biondo Focus Fund	S&P 500® Index	Dow Jones Industrial Average®
Dec-2015	$10,000	$10,000	$10,000
Dec-2016	$10,141	$11,196	$11,650
Dec-2017	$13,322	$13,640	$14,924
Dec-2018	$14,167	$13,042	$14,405
Dec-2019	$17,530	$17,149	$18,056
Dec-2020	$22,898	$20,304	$19,811
Dec-2021	$24,344	$26,132	$23,961
Dec-2022	$15,743	$21,399	$22,317
Dec-2023	$21,635	$27,025	$25,928
Dec-2024	$29,807	$33,786	$29,814
Dec-2025	$33,194	$39,827	$34,263

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Biondo Focus Fund	11.36%	7.71%	12.75%
S&P 500® Index	17.88%	14.42%	14.82%
Dow Jones Industrial Average®	14.92%	11.58%	13.11%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-672-9152.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 52,557,805
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 371,993
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$52,557,805
Number of Portfolio Holdings	20
Advisory Fee (net of waivers)	$371,993
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%
Rights	0.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	4.0%
Money Market Funds	1.8%
Consumer Discretionary	4.6%
Communications	5.0%
Health Care	25.1%
Technology	59.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intuitive Surgical, Inc.	14.6%
NVIDIA Corporation	14.2%
Mastercard, Inc., Class A	13.6%
Apple, Inc.	6.5%
Alphabet, Inc., Class A	5.0%
IDEXX Laboratories, Inc.	4.8%
Amazon.com, Inc.	4.6%
Shopify, Inc., Class A	4.6%
ASML Holding N.V. - ADR	4.1%
Fair Isaac Corporation	4.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.